Acquisitions and Sale of Businesses Assets and liabilities acquired (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Nov. 30, 2012
Business Acquisition [Line Items]
Working capital accounts acquired		$ 2,314	[1]
Prepaid expenses and other current assets		339
Property, plant, and equipment		940
Investment in Apex Tool Group, LLC		800
Intangible assets		4,577
Other assets		35
Debt		(1,221)
Accounts payable		(519)
Other current liabilities		(634)
Other noncurrent liabilities		(1,943)
Total identifiable net assets		4,688
Goodwill related to Cooper acquistion	8,305	8,504
Purchase price of Cooper		13,192
Cooper Industries plc [Domain]
Business Acquisition [Line Items]
Working capital accounts acquired		2,304	[1]
Prepaid expenses and other current assets		204
Property, plant, and equipment		885
Investment in Apex Tool Group, LLC		807
Intangible assets		5,250
Other assets		35
Debt		(1,221)
Accounts payable		(519)
Other current liabilities		(673)
Other noncurrent liabilities		(2,185)
Total identifiable net assets		4,887
Goodwill related to Cooper acquistion		8,305
Purchase price of Cooper		13,192
Acquired receivables		963
Contingent liabilities acquired		226
Purchase Price Allocation Adjustments [Member] | Cooper Industries plc [Domain]
Business Acquisition [Line Items]
Working capital accounts acquired		(10)	[1]
Prepaid expenses and other current assets		(135)
Property, plant, and equipment		(55)
Investment in Apex Tool Group, LLC		7
Intangible assets		673
Other assets		0
Debt		0
Accounts payable		0
Other current liabilities		(39)
Other noncurrent liabilities		(242)
Total identifiable net assets		199
Goodwill related to Cooper acquistion		(199)
Purchase price of Cooper		$ 0

[1]	Working capital accounts include Cash, Short-term investments, Accounts receivable and Inventory.